Unaudited Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (258.5)	$ (106.9)
Other comprehensive income (loss), net of tax:
Foreign currency translation	3.7	(49.0)
Interest rate swaps	(37.8)	0.0
Tax receivable agreement	5.1	0.0
Pension	(0.2)	0.0
Comprehensive income (loss)	$ (287.7)	$ (155.9)